Provisions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Provisions

19. PROVISIONS

Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

				€ million	€ million
Provisions				2017	2016
Due within one year				525	390
Due after one year				794	1,033
Total provisions				1,319	1,423

	€ million	€ million	€ million	€ million	€ million
Movements during 2017	Restructuring	Legal	Brazil indirect taxes	Other	Total
1 January 2017	291	125	672	335	1,423
Income Statement:
Charges	318	139	43	143	643
Releases	(79)	(16)	(75)	(21)	(191)
Utilisation	(161)	(43)	(206)	(4)	(414)
Currency translation	(17)	(13)	(78)	(34)	(142)
31 December 2017	352	192	356	419	1,319

Restructuring provisions primarily include people costs such as redundancy costs and cost of compensation where manufacturing, distribution, service or selling agreements are to be terminated. The group expects these provisions to be substantially utilised within the next few years.

The Group is involved from time to time in legal and arbitration proceedings arising in the ordinary course of business. As previously disclosed, along with other consumer products companies and retail customers, Unilever is involved in a number of ongoing investigations by national competition authorities. These proceedings and investigations are at various stages and concern a variety of product markets. Where specific issues arise, provisions are made to the extent appropriate. Due to the nature of the legal cases, the timing of utilisation of these provisions is uncertain.

In 2017, the group recognised a provision of €80 million in relation to investigations by national competition authorities including those within Italy and South Africa.

Provisions for Brazil indirect taxes are comprised of disputes with Brazilian authorities, in particular relating to tax credits that can be taken for the PIS and COFINS indirect taxes. These provisions are separate from the matters listed as contingent liabilities in note 20; Unilever does not have provisions and contingent liabilities for the same matters. Due to the nature of disputed indirect taxes the timing of utilisation of these provisions is uncertain.

In 2017, the Group successfully applied for federal tax amnesty in relation to 31 cases in Brazil. This resulted in a €261 million reduction in the provision for disputed indirect taxes, of which €193 million was utilised and €68 million was credited into the income statement.